Financial risk management (Tables)	12 Months Ended
Jun. 30, 2023
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2023				2022
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	£’000	£’000	rate	€’000	£’000	£’000
Buy Euro	1.149	(170,817)	(148,709)	(2,112)	1.1675	(86,262)	(73,885)	234

Schedule of exposure to material foreign currency risk

	2023		2022
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets — accrued revenue	3,099	499	1,890	250
Trade receivables	8,801	3,730	28,832	15,575
Cash and cash equivalents	22,905	45,914	49,277	32,460
Derivative financial assets	—	11,258	—	2,458
Trade and other payables	(150,288)	(3,057)	(120,994)	(149)
Borrowings	—	(512,788)	—	(536,038)
Derivative financial liabilities	—	(64)	—	—
	(115,483)	(454,508)	(40,995)	(485,444)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2023	2022
	£’000	£’000
Neither past due nor impaired	49,390	64,434
Past due, not impaired	4,080	14,533
Not past due, impaired	4,296	110
Past due, impaired	11,963	12,130
Gross trade receivables	69,729	91,207

Schedule of movements on provision for impairment of trade receivables

	2023	2022
	£’000	£’000
Provision as of 1 July	12,240	4,971
(Decrease)/increase in provision recognized in profit or loss during the year	(72)	2,277
Unused amount reversed – cash received	(535)	(93)
Receivables written off during the year as uncollectible	(127)	(764)
Receivables offset against contract liabilities - deferred revenue	4,724	5,842
Foreign exchange gains on retranslation recognized in profit or loss during the year	29	7
Provision as of 30 June	16,259	12,240

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	216,555	84,851	90,720	—
Borrowings	121,835	24,883	394,092	190,177
Lease liabilities	1,965	1,142	2,839	7,700
	340,355	110,876	487,651	197,877
Non-trading derivative financial instruments(2):
Cash outflow	847	531	865	—
Cash inflow	(4,172)	(18)	(113)	—
At 30 June 2023	337,030	111,389	488,404	197,877

Trade and other payables excluding social security and other taxes(1)	198,693	56,418	49,294	—
Borrowings	120,091	19,660	57,979	552,422
Lease liabilities	1,673	514	248	3,543
	320,457	76,592	107,521	555,965
Non-trading derivative financial instruments(2):
Cash inflow	(1,294)	(1,336)	(63)	—
At 30 June 2022	319,163	75,256	107,458	555,965
(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2023	2022
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(57,500)	(37,000)
Net USD debt	592,500	613,000
Hedged future USD revenues	(52,000)	(22,800)
Unhedged USD borrowings(1)	540,500	590,200
Closing exchange rate	1.2716	1.2151
(1)

A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	2023	2022
Current hedged principal value of loan outstanding ($‘000)	150,000	150,000
Rate received	1 month $ SOFR	1 month $ LIBOR
Rate paid	Fixed 1.9215%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future US
	dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2020	(17,941)	(9,136)	521	(26,556)	(6,009)	(32,565)
Exchange differences on hedged foreign exchange risks	4,325	—	(2,490)	1,835	—	1,835
Reclassified to profit or loss	14,956	—	1,892	16,848	—	16,848
Change in fair value	—	4,015	—	4,015	—	4,015
Tax relating to above	—	—	—	—	(569)	(569)
Movement recognized in other comprehensive income	19,281	4,015	(598)	22,698	(569)	22,129
Balance at 30 June 2021	1,340	(5,121)	(77)	(3,858)	(6,578)	(10,436)
Exchange differences on hedged foreign exchange risks	(1,733)	—	300	(1,433)	—	(1,433)
Reclassified to profit or loss	(770)	—	(228)	(998)	—	(998)
Change in fair value	—	7,579	—	7,579	—	7,579
Tax relating to above	—	—	—	—	(1,287)	(1,287)
Movement recognized in other comprehensive income	(2,503)	7,579	72	5,148	(1,287)	3,861
Reclassified	—	—	7,525	7,525	—	7,525
Balance at 30 June 2022	(1,163)	2,458	7,520	8,815	(7,865)	950
Exchange differences on hedged foreign exchange risks	1,004	—	1,084	2,088	—	2,088
Reclassified to profit or loss	287	—	(20)	267	—	267
Change in fair value	—	1,715	—	1,715	—	1,715
Tax relating to above	—	—	—	—	(1,018)	(1,018)
Movement recognized in other comprehensive income	1,291	1,715	1,064	4,070	(1,018)	3,052
Balance at 30 June 2023	128	4,173	8,584	12,885	(8,883)	4,002

Schedule of hedging reserve

	At 30 June 2023	At 30 June 2022
	£’000	£’000
Cash flow hedge reserve	2,815	950
Cost of hedging reserve	1,187	—
Total hedging reserve	4,002	950